Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under Noncancelable Operating Leases With Lease Terms in Excess of One Year

(In thousands)
Years Ending December 31,
2018	$2,218
2019	2,158
2020	2,135
2021	2,174
2022	2,213
Thereafter	3,961
Total future minimum lease payments	$14,859